Convertible Debentures (Tables)	12 Months Ended
Jul. 31, 2020
Debt instruments held [abstract]
Schedule of convertible debentures
Balance as at July 31, 2019	$—
Issued at amortized, net issuance costs	45,922
Conversion	(20,603)
Interest expense	6,854
Interest paid	(3,205)
Balance as at July 31, 2020	$28,969